COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.     COMMITMENTS AND CONTINGENCIES

Operating lease as lessee

The Group leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2016, 2017 and 2018 were RMB22,835,  RMB21,575,  RMB26,040, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending	RMB
2019	18,087
2020	18,106
2021	16,769
2022	1,359
2023 and thereafter	—

Contingencies

Before July 2018, the Group had not made adequate contributions to employee benefit plans as required by applicable PRC laws and regulations. The related amount has been fully accrued.

The Group has no reasonably possible losses in addition to amounts accrued as of December 31, 2017 and 2018.